Seward & Kissel LLP
                              901 K. Street, N.W.
                                   Suite 800
                             Washington, D.C. 20001

                           Telephone: (202) 737-8833
                           Facsimile: (202) 737-5184

                                                                    May 30, 2014

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

            Re:   The AllianceBernstein Portfolios:
                  - AllianceBernstein Wealth Appreciation Strategy
                  - AllianceBernstein Balanced Wealth Strategy
                  - AllianceBernstein Conservative Wealth Strategy
                  - AllianceBernstein Tax-Managed Wealth Appreciation Strategy
                  - AllianceBernstein Tax-Managed Balanced Wealth Strategy
                  - AllianceBernstein Tax-Managed Conservative Wealth Strategy (Collectively, the "Strategies")
                  File Nos. 33-12988 and 811-05088
                  --------------------------------------------------------------

Dear Sir or Madam:

      Pursuant to Rule 485(a) under the Securities Act of 1933, we are filing Post-Effective Amendment No. 90 under the Securities Act of 1933 and Amendment No. 92 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of the above referenced Strategies. We are making this filing for the purpose of (i) adding a new underlying portfolio, AllianceBernstein Multi-Manager Alternative Strategies Portfolio, to the investment allocations of the Strategies; and (ii) adding the AllianceBernstein Multi-Asset Real Return Portfolio to the investment allocations of Tax-Managed Wealth Appreciation Strategy, Tax-Managed Balanced Wealth Strategy and Tax-Managed Conservative Wealth Strategy.

      Disclosure other than that described above contained in the Strategies' prospectus and statement of additional information (except for updating financial and performance information) is substantially the same as the disclosure previously reviewed by the staff of the Securities and Exchange Commission. Accordingly, we ask for selective review of Post-Effective Amendment No. 90.

      Please direct any comments or questions to Kathleen Clarke or the undersigned at (202) 737-8833.


                                                          Sincerely,

                                                          /s/ Anna C. Leist
                                                          -----------------
                                                              Anna C. Leist

Attachment

cc:         Kathleen Clarke